Cover	Dec. 31, 2024
Document Type	8-K
Amendment Flag	false
Document Period End Date	Dec. 31, 2024
Entity File Number	001-42401
Entity Registrant Name	ASPAC III Acquisition Corp.
Entity Central Index Key	0001890361
Entity Tax Identification Number	00-0000000
Entity Incorporation, State or Country Code	D8
Entity Address, Address Line One	The Sun’s Group Center
Entity Address, Address Line Two	29th Floor
Entity Address, Address Line Three	200 Gloucester Road
Entity Address, City or Town	Wan Chai
Entity Address, Country	HK
Entity Address, Postal Zip Code	000000
City Area Code	+852
Local Phone Number	95833199
Written Communications	true
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Units, each consisting of one Class A ordinary share, with no par value, and one right to receive one-tenth of one Class A ordinary share
Title of 12(b) Security	Units, each consisting of one Class A ordinary share, with no par value, and one right to receive one-tenth of one Class A ordinary share
Trading Symbol	ASPCU
Security Exchange Name	NASDAQ
Class A ordinary shares included as part of the units
Title of 12(b) Security	Class A ordinary shares included as part of the units
Trading Symbol	ASPC
Security Exchange Name	NASDAQ
Rights included as part of the units
Title of 12(b) Security	Rights included as part of the units
Trading Symbol	ASPCR
Security Exchange Name	NASDAQ